Investments - Schedule of (Loss) Income from Unconsolidated Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real Estate [Line Items]
Total loss from unconsolidated real estate ventures	$ (13,435)	$ (11,624)	$ 12,189
ES Venture
Real Estate [Line Items]
Total loss from unconsolidated real estate ventures	(13,790)	(11,266)	11,915
Fort Lauderdale Hotel
Real Estate [Line Items]
Total loss from unconsolidated real estate ventures	$ 355	$ (358)	$ 274